Summary of Significant Accounting Policies - Earnings Per Share (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Summary of Significant Accounting Policies
Net income/(loss), representing undistributed earnings available to ordinary shareholder-basic and diluted	$ (5,701,259)	¥ (39,215,085)	¥ 176,737,444	¥ 63,710,958
Weighted average number of ordinary shares outstanding - basic and diluted	25,725,000	25,725,000	25,725,000	25,725,000
Basic and diluted (in dollars per share) | (per share)	$ (0.22)	¥ (1.52)	¥ 6.87	¥ 2.48
Operating Risk
concentration of risk	25.00%	25.00%